Investment Company Administration, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

November 17, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth street, N.W.
Washington, D.C.  20549-1004

Re:      Jurika & Voyles Fund Group
         File No. 333-81754, 811-8646
         CIK No. 0000927380

Ladies and Gentlemen:

We are filing electronically, on behalf of Jurika & Voyles Fund Group (the "Fund"), this certification pursuant to Rule 497(j). On October 28, 1998 the above referenced registrant filed a Post Effective Amendment Number 12 on Form N1-A, the final Prospectus and Statement of Additional Information do not differ from theat contained tin the N1-A filing. The N1-A filing received accession number 0001047469-98-038475.

Please do not hesitate to contact me at (626) 852-1033 should you have any further questions.

Very Truly yours,


/s/ Robert M. Slotky
Robert M. Slotky
Assistant Treasurer
Jurika & Voyles Fund Group